Document and Entity Information	Apr. 23, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 23, 2024
Entity Registrant Name	ERIE INDEMNITY COMPANY
Entity Incorporation, State or Country Code	PA
Entity File Number	0-24000
Entity Tax Identification Number	25-0466020
Entity Address, Address Line One	100 Erie Insurance Place,
Entity Address, City or Town	Erie,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16530
City Area Code	814
Local Phone Number	870-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock,
Trading Symbol	ERIE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000922621
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K filed by Erie Indemnity Company (the “Company”) on April 25, 2024 corrects the ex-date for the dividend information reported in Item 8.01. In accordance with Nasdaq Rule 11140(b)(1), beginning May 28, 2024, the ex-dividend date will be the same as the record date. The corrected information regarding the dividend appears in Item 8.01 below.